Schedule of Operating Lease Right of Use Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Right of use assets, net of amortization	$ 1,685,802	$ 3,623,078	$ 4,948,393